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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number: ______
        This Amendment (Check only one): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Lake Capital, LLC
Address: 2450 Colorado Avenue
         Suite 100 East Tower
         Santa Monica, CA 90404

Form 13F File Number: 28-12388

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Selmo
Title: Chief Executive Officer
Phone: 310 - 633 - 2328

Signature, Place, and Date of Signing:

Brian Selmo       Santa Monica, CA         February 13, 2007
----------- -----------------------------  -----------------
[Signature]         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         39
Form 13F Information Table Value Total:    174,672
                                        (thousands)

List of Other Included Managers: NONE

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Eagle Lake Capital, LLC
13F Filing Data
For The Quarter Ended December 31, 2007

                                                                                             VOTING AUTHORITY
                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER    TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------    -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
99 CENTS ONLY
  STORES               COM       65440K106   4,487    563,720 SH          SOLE               563,720
AMERICAN INTL
  GROUP INC            COM       026874107  11,484    196,980 SH          SOLE               196,980
BERKSHIRE
  HATHAWAY INC
  DEL                  CL A      084670108   5,239         37 SH          SOLE                    37
BURLINGTON
  NORTHN SANTA
  FE                   COM       12189T104   3,699     44,440 SH          SOLE                44,440
CBS CORP NEW           CL B      124857202   2,685     98,520 SH          SOLE                98,520
CBS CORP NEW           CL B      124857202     194        270 SH  CALL    SOLE                   270
CHARTER FINL
  CORP WEST PT
  GA                   COM       16122M100   1,346     36,380 SH          SOLE                36,380
CHINA LIFE INS CO
  LTD             SPON ADR REP H 16939P106     187        108 SH   PUT    SOLE                   108
CIRCUIT CITY
  STORES INC           COM       172737108     301     71,600 SH          SOLE                71,600
CIT GROUP INC          COM       125581108  10,132    421,650 SH          SOLE               421,650
CONOCOPHILLIPS         COM       20825C104   4,050     45,870 SH          SOLE                45,870
COVIDIEN LTD           COM       G2552X108   4,595    103,757 SH          SOLE               103,757
DIRECTV GROUP
  INC                  COM       25459L106     757      1,082 SH   PUT    SOLE                 1,082
FEDERAL NATL
  MTG ASSN             COM       313586109  11,161    279,170 SH          SOLE               279,170
FEDERAL HOME
  LN MTG CORP          COM       313400301   1,419     41,660 SH          SOLE                41,660
GAP INC DEL            COM       364760108   3,428    161,088 SH          SOLE               161,088
GAP INC DEL            COM       364760108   1,738      1,552 SH  CALL    SOLE                 1,552
GYRODYNE CO
  AMER INC             COM       403820103   1,214     26,406 SH          SOLE                26,406
HOME DEPOT INC         COM       437076102  10,622    394,286 SH          SOLE               394,286
IAC
  INTERACTIVECORP    COM NEW     44919P300     711        560 SH   PUT    SOLE                   560
JOHNSON &
  JOHNSON              COM       478160104   6,880    103,150 SH          SOLE               103,150
JP MORGAN CHASE
  & CO                 COM       46625H100   4,880    111,800 SH          SOLE               111,800
LEGG MASON INC         COM       524901105   6,580     89,950 SH          SOLE                89,950
LIBERTY MEDIA
  HLDG CORP       CAP COM SER A  53071M302   6,466     55,507 SH          SOLE                55,507
LIBERTY MEDIA
  HLDG CORP       INT COM SER A  53071M104   9,819    514,618 SH          SOLE               514,618
MI DEVS INC        CL A SUB VTG  55304X104  10,772    386,520 SH          SOLE               386,520
MIRANT CORP
  NEW                  COM       60467R100     209      5,365 SH          SOLE                 5,365
MOTOROLA INC           COM       620076109   8,923    556,305 SH          SOLE               556,305
OFFICE DEPOT INC       COM       676220106   8,156    586,330 SH          SOLE               586,330
ORIGEN FINL INC        COM       68619E208   1,011    252,672 SH          SOLE               252,672
PHH CORP             COM NEW     693320202  10,196    577,980 SH          SOLE               577,980
TOLL BROTHERS
  INC                  COM       889478103     298        595 SH   PUT    SOLE                   595
TYCO INTL LTD
  BERMUDA              SHS       G9143X208   8,487    214,039 SH          SOLE               214,039
VIACOM INC NEW         CL B      92553P201   4,171     94,966 SH          SOLE                94,966
VIACOM INC NEW         CL B      92553P201   1,016        660 SH  CALL    SOLE                   660
VIACOM INC NEW         CL B      92553P201     200        192 SH  CALL    SOLE                   192
WAL MART
  STORES INC           COM       931142103   5,642      2,037 SH  CALL    SOLE                 2,037
WAL MART
  STORES INC           COM       931142103     207         92 SH  CALL    SOLE                    92
WAL MART
  STORES INC           COM       931142103   1,308     27,525 SH          SOLE                27,525
TOTAL                                      174,672  6,069,439                              6,069,439
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